Capital Management (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital, Beginning balance	$ 590
Warrant exercise		$ 0
Share Capital, Ending balance	575
Proceeds from exercise of options	$ 260	$ 1,414
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued but not fully paid	287,428,742	294,195,256
Issued and fully paid up shares, Amount	$ 575	$ 588
Share Capital, Beginning balance	294,931,956	285,475,136
i) Issue of common shares at USD 0.002	1,627,589	751,839
ii) Warrant excercise		7,968,281
iii) Repurchase of shares	(9,130,803)	0
Share Capital, Ending balance	287,428,742	294,195,256
Share Capital, Beginning balance	$ 590	$ 570
i) Issue of common shares at USD 0.002	3	2
Warrant exercise		16
Purchase of treasury shares	18	0
Share Capital, Ending balance	$ 575	$ 588
Class A Common Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued but not fully paid	178,465,661	165,141,064
Issued and fully paid up shares, Amount	$ 357	$ 330
Class B Common Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued but not fully paid	108,963,081	129,054,192
Issued and fully paid up shares, Amount	$ 218	$ 258